Inventories (Tables)	12 Months Ended
Dec. 31, 2010
Inventories
Inventories

	December 31,
(Millions of dollars)	2010	2009	2008
Raw materials	$2,766	$1,979	$2,678
Work-in-process	1,483	656	1,508
Finished goods	5,098	3,465	4,316
Supplies	240	260	279
Total inventories	$9,587	$6,360	$8,781